Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2015	$ 1,399,427	$ 12,341	$ 261,421	$ (71,610)	$ 1,229,650	$ (40,428)	$ 8,053
Balance, shares at Dec. 31, 2015		42,730,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		15,748
Stock issued during period, value, stock options exercised	505	$ 4	501
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	70		70
Dividends paid	(68,447)				(68,447)		0
Purchase of subsidiaries shares, net	(1,325)						(1,325)
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(1,797)			(571)			(1,226)
Less: net income attributable to non-controlling interests	(1,899)						(1,899)
Balance, value at Dec. 31, 2016	1,567,241	$ 12,345	261,992	(72,181)	1,398,112	(40,428)	7,401
Balance, shares at Dec. 31, 2016		42,745,816
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Elbit Systems Ltd.’s shareholders	236,909				236,909
Stock issued during period, shares, stock options exercised		5,214
Stock issued during period, value, stock options exercised	119	$ 2	117
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	13		13
Dividends paid	(75,300)				(75,300)
Purchase of treasury shares, shares		0
Purchase of treasury shares						0
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(14,723)			(15,471)			748
Less: net income attributable to non-controlling interests	(1,513)						(1,513)
Balance, value at Dec. 31, 2017	$ 1,717,972	$ 12,347	262,122	(87,652)	1,561,921	(40,428)	9,662
Balance, shares at Dec. 31, 2017	42,751,030	42,751,030
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 239,109				239,109
Reclassification From Accumulated Other Comprehensive Income To Retained Earning	(1,433)				(1,433)
Stock issued during period, shares, stock options exercised		2,152
Stock issued during period, value, stock options exercised	48	$ 1	47
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,387		1,387
Dividends paid	(75,305)				(75,305)
Purchase of subsidiaries shares, net	11,025						11,025
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(7,941)			(7,292)			(649)
Less: net income attributable to non-controlling interests	(1,917)						(1,917)
Balance, value at Dec. 31, 2018	$ 1,854,408	$ 12,348	$ 263,556	$ (94,944)	1,691,921	$ (40,428)	$ 21,955
Balance, shares at Dec. 31, 2018	42,753,182	42,753,182
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 206,738				$ 206,738